Short-term borrowings (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Short-term borrowings
Schedule of short-term borrowings

	As of December 31,	As of June 30,
	2022	2023
	RMB	RMB
Unsecured bank loans	870,000	870,000

	As of December 31,
	2021	2022
	RMB	RMB
Unsecured bank loans	932,000	870,000